Acquisitions and Divestitures - Additional Information - 2013 Activity - Egypt Partnership (Detail) - USD ($) $ in Millions	Nov. 14, 2013	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds as noncontrolling interest		$ 1,602	$ 2,046
Egypt Oil and Gas [Member] | Sinopec [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of operations	$ 2,950
Proceeds as noncontrolling interest	$ 1,800